Note 15. Share Capital (Detail) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jan. 25, 2012 Normal Course Issuer Bid (NCIB) - 2011 [Member]	Jan. 25, 2012 Normal Course Issuer Bid (NCIB) - 2011 [Member]	Oct. 31, 2012 Normal Course Issuer Bid (NCIB) - 2012 [Member]	Jan. 31, 2012 Normal Course Issuer Bid (NCIB) - 2012 [Member]
Stock Repurchased and Retired During Period, Shares (in Shares)				(469,000)	(4,860,000)	(52,941,000)	398,500	5,258,632	71,120
Stock Repurchased During Period, Value							$ 3,500,000		$ 500,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in Shares)										3,105,901
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.10	$ 0.10	$ 0.10
Payments of Dividends	$ 6,200,000	$ 6,200,000	$ 6,200,000	$ 18,632,000	$ 19,244,000